KEY MANAGEMENT PERSONNEL COMPENSATION	6 Months Ended
Dec. 31, 2021
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.    KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management, including social security contributions and other benefits, was as follows for the period ended December 31, 2021 and 2020.

	12/31/2021	12/31/2020

Salaries, social security and other benefits	803,905	1,079,894
Share-based incentives	873,407	636,519
Total	1,677,312	1,716,413